Discontinued Operations - Additional Information (Detail) £ in Millions	12 Months Ended
Jun. 30, 2017 GBP (£)
Disclosure of discontinued operations [line items]
Discontinued operations	£ 55
Discontinued operations [member]
Disclosure of discontinued operations [line items]
Discontinued operations	55
Deferred tax assets	9
Discontinued operations, cash payment	£ 31